Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	THE RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2025
Prospectus Date	rr_ProspectusDate	Dec. 31, 2024
F/m 6-Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
1.	F/m 6-Month Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 6-Month Investment Grade Corporate Bond ETF (the “F/m 6-Month ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 6 Month Maturity Index (I39350US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 6 Month Maturity Index (“Underlying Index”), a subset of the Bloomberg US Liquid Corporate Maturity Index and the Bloomberg U.S. Credit + 144A Index (together, the “Parent Indices”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 6 months. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 3 months, but less than 9 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term of at least 3 months, but less than 9 months, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 476 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 30.25% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

There are two Parent Indices with respect to the Underlying Index. The Bloomberg US Liquid Corporate Maturity Index (the “LCM Parent Index”) and the Bloomberg US Credit + 144A Index (the “144A Parent Index”) were created by the Index Provider in January 2025 (with history backfilled to January 1, 2011) and April 2018 (with history backfilled to January 1, 1998), respectively.

The LCM Parent Index measures the performance of the most recent bond per issue across USD-denominated investment-grade corporate bonds with a specified maturity range. The Index Provider selects individual securities from the 144A Parent Index utilizing a rules-based approach by applying various screening rules and equally weighting the constituents. When selecting constituents, the determination occurs on the third-to-last business day of each month. The LCM Parent Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that are (i) included in the 144A Parent Index and (ii) have at least $300 million face value amount outstanding. For each specified maturity range, the eligible bonds must be at least the lower bound in years, but not including the upper bound, until final maturity, regardless of optionality, as of the end of the month. Enhanced Equipment Trust Certificate (EETC) bonds are excluded from the LCM Parent Index. LCM Parent Index constituents are equally weighted and the securities included in the LCM Parent Index are updated by the Index Provider on the last business day of each month.

The 144A Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the 144A Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the 144A Parent Index one (1) year prior to conversion to floating-rate. Excluded from the 144A Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The 144A Parent Index is market capitalization-weighted, and the securities included in the 144A Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and the Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 9-18 Month Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
2.	F/m 9-18 Month Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 9-18 Month Investment Grade Corporate Bond ETF (the “F/m 9-18 Month ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 9-18 Month Maturity Index (I39351US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 9-18 Month Maturity Index (“Underlying Index”), a subset of the Bloomberg US Liquid Corporate Maturity Index and the Bloomberg U.S. Credit + 144A Index (together, the “Parent Indices”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of at least 9 months, but less than 18 months. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 9 months, but less than 18 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term of at least 9 months, but less than 18 months, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 746 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 26.14% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

There are two Parent Indices with respect to the Underlying Index. The Bloomberg US Liquid Corporate Maturity Index (the “LCM Parent Index”) and the Bloomberg US Credit + 144A Index (the “144A Parent Index”) were created by the Index Provider in January 2025 (with history backfilled to January 1, 2011) and April 2018 (with history backfilled to January 1, 1998), respectively.

The LCM Parent Index measures the performance of the most recent bond per issue across USD-denominated investment-grade corporate bonds with a specified maturity range. The Index Provider selects individual securities from the 144A Parent Index utilizing a rules-based approach by applying various screening rules and equally weighting the constituents. When selecting constituents, the determination occurs on the third-to-last business day of each month. The LCM Parent Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that are (i) included in the 144A Parent Index and (ii) have at least $300 million face value amount outstanding. For each specified maturity range, the eligible bonds must be at least the lower bound in years, but not including the upper bound, until final maturity, regardless of optionality, as of the end of the month. Enhanced Equipment Trust Certificate (EETC) bonds are excluded from the LCM Parent Index. LCM Parent Index constituents are equally weighted and the securities included in the LCM Parent Index are updated by the Index Provider on the last business day of each month.

The 144A Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the 144A Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the 144A Parent Index one (1) year prior to conversion to floating-rate. Excluded from the 144A Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The 144A Parent Index is market capitalization-weighted, and the securities included in the 144A Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and the Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 2-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZTWO
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
3.	F/m 2-Year Investment Grade Corporate Bond ETF (ZTWO)

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF (the “F/m 2-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 2 Year Maturity Index (I39297US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 2 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (I33843US) (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 2 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 1.5 years, but less than 2.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years, but less than 3.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 565 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 14.87% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 3-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZTRE
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
4.	F/m 3-Year Investment Grade Corporate Bond ETF (ZTRE)

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 3-Year Investment Grade Corporate Bond ETF (the “F/m 3-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 3 Year Maturity Index (I39299US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 3 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 3 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 2.5 years, but less than 3.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years, but less than 3.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 568 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 13.38% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 5-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
5.	F/m 5-Year Investment Grade Corporate Bond

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 5-Year Investment Grade Corporate Bond ETF (the “F/m 5-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 5 Year Maturity Index (I39328US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 5 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 5 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 4.5 years, but less than 5.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 4.5 years, but less than 5.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 603 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 13.93% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 7-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
6.	F/m 7-Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 7-Year Investment Grade Corporate Bond ETF (the “F/m 7-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 7 Year Maturity Index (I39331US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 7 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit +144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 7 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 6.5 years, but less than 7.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 6.5 years, but less than 7.5 years, remaining until maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 425 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 13.18% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 10-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZTEN
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
7.	F/m 10-Year Investment Grade Corporate Bond ETF (ZTEN)

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 10-Year Investment Grade Corporate Bond ETF (the “F/m 10-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 10 Year Maturity Index (I39298US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 10 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 10 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 9.5 years, but less than 10.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 9.5 years, but less than 10.5 years, remaining until maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 295 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 14.24% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 20-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
8.	F/m 20-Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 20-Year Investment Grade Corporate Bond ETF (the “F/m 20-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 20 Year Maturity Index (I39332US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 20 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 20 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 19.5 years, but less than 20.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 19.5 years, but less than 20.5 years, remaining to maturity (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 155 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 17.42% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 30-Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
9.	F/m 30-Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 30-Year Investment Grade Corporate Bond ETF (the “F/m 30-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 30 Year Maturity Index (I39334US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 30 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 30 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 29.5 years, but less than 30.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 29.5 years, but less than 30.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 92 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the energy industry or sector, which comprised approximately 20.65% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

F/m 15+ Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
10.	F/m 15+ Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 15+ Year Investment Grade Corporate Bond ETF (the “F/m 15+ Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 15+ Year Maturity Index (I39335US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 15+ Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of greater than or equal to 15 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of greater than or equal to 15 years. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 15 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 703 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cylical (consumer staples) industry or sector, which comprised approximately 25.04% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.